UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21278

                       RYDEX CAPITAL PARTNERS SPHINX FUND
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Michael P. Byrum, President
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                                   888-59RYDEX

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2003 - June 30, 2004



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The  Rydex  Capital  Partners  SPhinX  Fund has  invested,  to date,  solely  in non-voting securities and, as a result, has no matters to report on Form N-PX.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RYDEX CAPITAL PARTNERS SPHINX FUND

By:      /s/ Michael P. Byrum
         ___________________________
         Michael P. Byrum, President

Date:    August 25, 2004
         __________________________